Summarised financial information - Summary of Consolidated Equity Results (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 74,069	£ 67,401	£ 63,174	£ 62,955
Share capital	614	614	£ 614
Perpetual hybrid bonds	1,685	1,685
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Total equity	32,367	35,977
Share capital	614	614
Share premium	112	107
Perpetual hybrid bonds	1,685	1,685
Other equity	£ 29,956	£ 33,571